Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 35,757,000	$ 32,673,000
Deferred tax assets, valuation allowance	20,352,000	$ 18,793,000
Change in the valuation allowance	$ 1,559,000
Effective tax rate	0.00%	0.00%